Receivables and Other Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Receivables and Other Assets
5.	Receivables and Other Assets

(a)	Trade accounts and notes receivable as of December 31, 2017 and December 31, 2018 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2018
Trade, net	~~W~~	3,275,902	2,305,368
Due from related parties		1,049,218	523,795

	~~W~~	4,325,120	2,829,163

(b)	Other accounts receivable as of December 31, 2017 and December 31, 2018 are as follows:

(In millions of won)	December 31, 2017		December 31, 2018
Current assets
Non-trade receivable, net	~~W~~	150,554	159,238
Accrued income		14,273	10,075

	~~W~~	164,827	169,313

Non-current assets
Long-term non-trade receivable		8,738	11,448

	~~W~~	173,565	180,761

Due from related parties included in other accounts receivable, as of December 31, 2017 and 2018 are ~~W~~10,821 million and ~~W~~39,092 million, respectively.

(c)	The aging of trade accounts and notes receivable, and other accounts receivable as of December 31, 2017 and December 31, 2018 are as follows:

(In millions of won)	December 31, 2017
	Book value			Impairment loss
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Not past due	~~W~~	4,323,465	173,493	(1,631)	(905)
Past due 1-15 days		2,652	488	(1)	(3)
Past due 16-30 days		631	65	—	(1)
Past due 31-60 days		—	208	—	(2)
Past due more than 60 days		4	622	—	(400)

	~~W~~	4,326,752	174,876	(1,632)	(1,311)

(In millions of won)	December 31, 2018
	Book value			Impairment loss
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Not past due	~~W~~	2,807,598	177,689	(473)	(816)
Past due 1-15 days		21,558	3,148	(4)	(26)
Past due 16-30 days		454	441	—	(4)
Past due 31-60 days		30	96	—	(1)
Past due more than 60 days		—	668	—	(434)

	~~W~~	2,829,640	182,042	(477)	(1,281)

The movement in the allowance for impairment in respect of trade accounts and notes receivable and other accounts receivable for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)	Trade accounts and notes receivable
	2016		2017	2018
Balance at the beginning of the year	~~W~~	1,507	1,488	1,632
(Reversal of) bad debt expense		(19)	144	(1,155)

Balance at the end of the year	~~W~~	1,488	1,632	477

(In millions of won)	Other accounts receivable
	2016		2017	2018
Balance at the beginning of the year	~~W~~	618	1,116	1,311
(Reversal of) bad debt expense		498	195	(30)

Balance at the end of the year	~~W~~	1,116	1,311	1,281

(d)	Other assets as of December 31, 2017 and December 31, 2018 are as follows:

(In millions of won)	December 31, 2017		December 31, 2018
Current assets
Advance payments	~~W~~	7,973	13,259
Prepaid expenses		83,626	89,110
Value added tax refundable		148,351	436,190
Emission rights		1,978	—
Right to recover returned goods(*)		—	7,489

	~~W~~	241,928	546,048

Non-current assets
Long-term prepaid expenses	~~W~~	394,759	381,983

(*)	As a result from the initial application of IFRS 15, the Group recognized an asset for right to recover goods returned by the customer.